The Company - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions					1 Months Ended
	Aug. 07, 2019	May 24, 2019 Director	Apr. 08, 2019 EUR (€) € / shares shares	Apr. 08, 2019 USD ($) $ / shares shares	Sep. 30, 2016 Patient	Jun. 30, 2019 shares
Disclosure Of Company [Line items]
Shares issued						3,712,444
Number of directors after additions | Director		9
Common shares [member]
Disclosure Of Company [Line items]
Underwritten ordinary shares			6,000,000	6,000,000
American depositary receipts [member] | Common shares [member]
Disclosure Of Company [Line items]
Exchange rate			1.1233	1.1233
Public offering [member] | Common shares [member]
Disclosure Of Company [Line items]
Shares issued			2,447,500	2,447,500
Public offering [member] | American depositary receipts [member] | Common shares [member]
Disclosure Of Company [Line items]
Shares issued			4,895,000	4,895,000
Share offering price | $ / shares				$ 6.75
Private Placement [Member] | Common shares [member]
Disclosure Of Company [Line items]
Shares issued			3,552,500	3,552,500
Share offering price | € / shares			€ 12.02
Proceeds from offering of shares			€ 72.1	$ 81.0
Viaskin Milk [member]
Disclosure Of Company [Line items]
Number of patients evaluated | Patient					198
Viaskin Milk [member] | Bottom of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated					2 years
Viaskin Milk [member] | Top of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated					17 years
Biologics License Application [member] | Viaskin Peanut [member] | Bottom of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated	4 years
Biologics License Application [member] | Viaskin Peanut [member] | Top of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated	11 years